STEIN ROE
FLOATING RATE
INCOME FUND

ANNUAL REPORT
AUGUST 31, 1999

PICTURE OF LEGAL NOTES

LOGO STEIN ROE MUTAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)



CONTENTS
----------------------------------------------------------------------------------------------------------
FROM THE PRESIDENT...............................................................................        1

   Tom Butch's thoughts on the bond market and investing

PERFORMANCE SUMMARY..............................................................................        2

QUESTIONS & ANSWERS..............................................................................        3

   An interview with the Fund's Portfolio Managers - Brian W. Good and James R. Fellows

PORTFOLIO HIGHLIGHTS.............................................................................        5

PORTFOLIO OF INVESTMENTS.........................................................................        6

   A complete list of investments with market values

FINANCIAL STATEMENTS.............................................................................       10

   Statements of assets and liabilities, operations and changes in net assets

NOTES TO FINANCIAL STATEMENTS....................................................................       17

FINANCIAL HIGHLIGHTS.............................................................................       20

   Selected per-share data and ratios to average net assets

REPORT OF INDEPENDENT ACCOUNTANTS................................................................       21



                MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FROM THE PRESIDENT
-------------------------------------------------------------------------------
TO OUR SHAREHOLDERS
I am pleased to present the inaugural annual report for Stein Roe Floating Rate Income Fund. The Fund is designed for long-term investors who wish to benefit from the income potential of senior bank loans.
      The Fund began operating on Dec. 17, 1998 and seeks a high level of current income, consistent with preservation of capital. The Fund's portfolio managers - Brian W. Good and James R. Fellows - attempt to minimize fluctuations in net asset value from changes in interest rates by acquiring interests in floating or variable rate senior loans.*

STRONG PERFORMANCE DURING
A DIFFICULT PERIOD FOR BONDS
Your Fund provided an outstanding total return of 5.43% with distributions reinvested for the period from Dec. 17, 1998 through Aug. 31, 1999. These initial results, while not necessarily an indicator of long-term performance, outpaced the 4.45% average return of similarly managed funds, as measured by Lipper Inc. and shown on page 2. Your Fund's fiscal 1999 results also were higher than the return of the overall bond market (see page 2).
      Thus far, calendar 1999 has been the second worst year for fixed-income securities on record**. The Lehman Brothers Aggregate Bond Index declined 1.84% between Dec. 31, 1998 and Aug. 31, 1999 as fear of inflation drove up interest rates. Meanwhile, the yield on 30-year Treasury bonds spiked upward from 5.02% to 6.07% between Dec. 17, the date your Fund began operating, and Aug. 31, 1999.
      Nevertheless, your Fund benefited from this negative environment because higher rates increased the Fund's income potential without negatively affecting principal. Unlike fixed-rate bonds that have a set coupon, the income from senior floating-rate notes can rise and fall substantially as interest rates move up or down. We believe this feature can potentially help preserve principal in periods of interest rate volatility.

NO SALES CHARGES, NAV REDEMPTION OPTION
Floating Rate Income Fund is an interval fund. Its shares are offered continuously and are not traded on a stock exchange. Investors can purchase Fund shares directly from Stein Roe without any sales charge or brokerage commission. However, the Fund does not provide daily redemption availability and shares should be considered illiquid.

      To accommodate investors' liquidity needs, the Fund will make quarterly tender (redemption) offers to repurchase shares at their current net asset value
(NAV) at the time the tender offer ends. (See page 18, Note 6 for more information). This feature is generally not available to funds that trade on an exchange, as share prices for such funds are determined by supply and demand among investors. Since most exchange-traded funds have historically sold at a discount to their net asset values, we think this NAV tender offer policy will be beneficial to shareholders.

A NEW CENTURY OF
LOAN INVESTMENT OPPORTUNITIES
In the Question & Answer discussion that follows, Mr. Good and Mr. Fellows present an overview of recent events during calendar 1999 that have affected the corporate loan market. They also explain how they have positioned the Fund as we enter the next millennium.
      We anticipate that many of the loans that will be represented in the Fund's portfolio in the coming months will help finance corporate leveraged buyouts, mergers, acquisitions, recapitalizations, corporate stock buybacks and, to a lesser extent, finance borrowers' growth.*** History has shown that interest income has been the overwhelming component of total return from fixed-income securities, and we believe the superior income characteristics of bank loan investments may reward patient shareholders.
      I know you have many choices available to you as investors. I want to thank each of you for the confidence you have shown in Floating Rate Income Fund and Stein Roe.


Sincerely,


/S/ Thomas W. Butch
Thomas W. Butch
President
September 20, 1999

*WHILE THE FUND EXPECTS TO MAINTAIN A RELATIVELY STABLE NET ASSET VALUE, ITS NET ASSET VALUE WILL FLUCTUATE. THE FUND'S NAV MAY FLUCTUATE WITH CHANGES IN THE PERCEIVED CREDIT QUALITY OF LOANS IN THE PORTFOLIO. CHANGES THAT MAY AFFECT CREDIT QUALITY INCLUDE A SUDDEN OR EXTREME INCREASE IN PREVAILING INTEREST RATES, A DEFAULT IN A LOAN THE PORTFOLIO OWNS, OR A SUBSTANTIAL DETERIORATION IN A BORROWER'S CREDITWORTHINESS.

FROM THE PRESIDENT CONTINUED
--------------------------------------------------------------------------------
**SOURCE: WALL STREET JOURNAL, 9/13/99. STATEMENT BASED ON THE 26-YEAR PERFORMANCE HISTORY OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE INDEX'S LOWEST ANNUAL RETURN DURING THE PERIOD WAS FOR CALENDAR YEAR 1994.

***PROCEEDS OF THE SENIOR LOANS IN WHICH THE FUND WILL ACQUIRE INTERESTS WILL PRIMARILY BE USED TO FINANCE LEVERAGED BUYOUTS, RECAPITALIZATIONS, MERGERS AND ACQUISITIONS, AMONG OTHER USES. AS A RESULT, MANY OF THE BORROWERS INVOLVED IN THESE ACTIVITIES MAY BE HIGHLY LEVERAGED, AND AN INCREASE IN INTEREST RATES MAY IMPAIR THEIR ABILITY TO MEET THEIR OBLIGATIONS UNDER THE LOAN AGREEMENT (OR OTHER BUSINESS OBLIGATIONS). WHILE SUCH LOANS MAKE UP THE BULK OF THE PORTFOLIO, THE FUND MAY INVEST IN OTHER SECURITIES (SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF WHAT THE FUND MAY INVEST IN).

PERFORMANCE SUMMARY
-------------------------------------------------------------------------------



                             CUMULATIVE TOTAL RETURN
                         DEC. 17, 1998 TO AUG. 31, 1999
-------------------------------------------------------------------------------

STEIN ROE FLOATING RATE INCOME FUND                                       5.43%
Lipper Loan Participation Fund Average (23 funds)                         4.45%
Lehman Brothers Aggregate Bond I                                         -1.84%


GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

December 17, 1998 to August 31, 1999


                 STEIN ROE FLOATING RATE     LIPPER LOAN PARTICIPATION FUND
                       INCOME FUND                  AVERAGE (23 FUNDS)

                            SRFRF                      LLPFA
   12/18/98                 10000                      10000
   1/31/99                  10073                      10060
   2/28/99                  10147                      10115
   3/31/99                  10237                      10175
   4/30/99                  10313                      10235
   5/31/99                  10375                      10292
   6/30/99                  10446                      10351
   7/31/99                  10508                      10409
   8/31/99                  10553                      10445



-------------------------------------------------------------------------------


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. A FUND'S PERFORMANCE, ESPECIALLY FOR SHORT TIME PERIODS, SHOULD NOT BE THE SOLE FACTOR IN MAKING YOUR INVESTMENT DECISION.

TOTAL RETURN INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF INCOME AND CAPITAL GAINS DISTRIBUTIONS, IF ANY. THE ABOVE ILLUSTRATION ASSUMES A $10,000 INVESTMENT IN THE FUND ON DEC. 17, 1998. INDEX AND LIPPER CATEGORY PERFORMANCE IS FROM 12/31/98. THE INDEX SHOWN ABOVE IS AN UNMANAGED GROUP OF FIXED-INCOME SECURITIES THAT IS A BROAD MEASURE OF BOND MARKET PERFORMANCE AND DIFFERS FROM THE COMPOSITION OF ANY STEIN ROE FUND; IT IS NOT AVAILABLE FOR DIRECT INVESTMENT. SOURCE: LIPPER INC, A MONITOR OF MUTUAL FUND PERFORMANCE.

QUESTIONS & ANSWERS WITH BRIAN W. GOOD AND JAMES R. FELLOWS
PORTFOLIO MANAGERS OF THE STEIN ROE FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
MR. GOOD AND MR. FELLOWS HAVE MORE THAN 20 YEARS OF COMBINED EXPERIENCE MANAGING BANK LOAN INVESTMENTS FOR MUTUAL FUND INVESTORS. THEY JOINED STEIN ROE IN APRIL 1998 AND HAVE WORKED TOGETHER SINCE 1989.

Q: HOW DID THE FUND PERFORM DURING ITS INAUGURAL
FISCAL YEAR?
GOOD: The Fund provided a total return of 5.43% with distributions reinvested for the period from Dec. 17, 1998 through Aug. 31, 1999. We are pleased to report that the Fund outperformed the return of the average fund in the Lipper Loan Participation Fund category (as shown on page 2) for the period, according to Lipper Inc.

Q: TO WHAT DO YOU ATTRIBUTE THE FUND'S STRONG RESULTS?
FELLOWS: One factor that contributed to the Fund's results was our disciplined investment strategy. We focus on capital preservation through the management of credit risk by stressing fundamental credit analysis, portfolio diversification and relative value analysis. This selective approach helped us achieve the Fund's objective amid a difficult bond market.

GOOD: Unlike fixed-income securities, the Fund benefited from rising interest rates in fiscal 1999. The Federal Reserve Board raised its target for short-term interest rates twice--once in June and again in August--to 5.25% to keep inflation in check. As rates rose, interest payable to the Fund from its investments in senior loans also increased, increasing the Fund's income potential and returns.

Q: CAN YOU DESCRIBE THE LENDING ENVIRONMENT IN
FISCAL 1999?
FELLOWS: We experienced a robust lending environment in 1999 due to the fundamentally strong U.S. economy. The below investment grade sector of the lending market continues to be the catalyst to overall growth, with merger and acquisition activity generating new loan volume. Below investment grade lending increased 64.4% to $87.8 billion in the second quarter of 1999, following $53.4 billion of new loan volume in the first quarter of 1999. This abundant supply presented us with ample opportunity to further diversify the Fund's holdings while allowing us to be selective.


                                    FUND DATA

   INVESTMENT OBJECTIVE:

   Stein Roe Floating Rate Income Fund seeks high current income consistent with preservation of capital by investing primarily in senior secured floating or variable rate bank loans made to U.S. corporations, partnerships and other borrowers.

   FUND INCEPTION:
   Dec. 17, 1998

   NET ASSETS:
   $893.3 thousand

Q: IN GENERAL, HAS THERE BEEN ANY CHANGE IN THE CREDIT QUALITY OF BORROWERS OR THE RATE OF DEFAULTS?
GOOD: The portfolio's credit quality has remained relatively stable, while the domestic default rate has risen. We think this is primarily the result of the stresses placed upon many commodity-related industries up until recently and changes occurring in the long-term health care industry.
   Because we typically avoid commodity-sensitive industries like oil and gas and maintain a very selective exposure to health care mostly medical devices and equipment, not long-term care - the Fund has not been directly affected by the recent rise in defaults.
Therefore, portfolio credit quality has remained stable.

Q: YOU SAID EARLIER THAT YOU INVEST THE FUND'S ASSETS IN MANY INDUSTRIES. CAN YOU ELABORATE?
FELLOWS: Broad portfolio diversification by both issuer and industry is critical to effectively managing overall credit risk. As of August 31, 1999, the Fund had invested in 69 different issues in 23 industries.
   We try to invest in many sectors to both capture the senior loan market's vast opportunities for high current income and reduce concentration risk. We typically look for borrowers that have minimal correlation to each other and that will perform differently in various economic environments.

Q:  WHAT INDUSTRIES HAS THIS APPROACH LED YOU TO INVEST IN?
GOOD: Among the 23 industries represented in the portfolio as of August 31, 1999, the telecommunications industry (12.9% of net assets) has presented us with many attractive investment opportunities. Ongoing consolidation of telecommunications, wireless communications, cable television and media broadcasting companies should improve the credit profiles of select companies that are of strategic importance to better capitalized, globally diverse operators.
   We've also seen a lot of opportunities in the automotive industry (9.4% of net assets). Global consolidation of the larger original equipment manufacturers has resulted in a number of mergers and acquisitions that proved to be attractive investment candidates for the Fund.

Q:  WHAT'S YOUR INVESTMENT OUTLOOK FOR FISCAL 2000?
FELLOWS: Our outlook for the senior loan market is very favorable. We think we'll continue to see good quality transactions syndicated into the marketplace driven by a robust mergers and acquisitions market. This should provide us favorable opportunities going forward.
   We will continue to be very diligent in avoiding potential credit problems should the economy slow. To some extent, we've already seen default rates increase, so we want to be highly selective and cautious in our investment approach to help avoid any potential pitfalls.
   Senior loans have increasingly been viewed as a source for consistent return potential, as an inflation hedge (due to their floating rate nature) and as an investment with the potential to be less volatile than many traditional asset classes. In the coming months, we believe more investors may increase their portfolio allocations toward floating rate senior debt because of the attractive features and potential benefits of this asset class.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE GAIN OR LOSS WHEN YOU SELL SHARES. TOTAL RETURN INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS. PORTFOLIO HOLDINGS ARE AS OF 8/31/99 AND ARE SUBJECT TO CHANGE. INVESTING IN HIGH YIELD BANK LOANS INVOLVES GREATER RISK THAN INVESTING IN HIGH-QUALITY FIXED INCOME SECURITIES. THIS FUND IS INTENDED SOLELY FOR LONG-TERM INVESTORS. THE ABILITY TO REDEEM SHARES IS LIMITED. SEE THE FUND'S PROSPECTUS FOR DETAILS. PROCEEDS OF THE SENIOR LOANS IN WHICH THE FUND WILL ACQUIRE INTERESTS WILL PRIMARILY BE USED TO FINANCE LEVERAGED BUYOUTS, RECAPITALIZATIONS, MERGERS AND ACQUISITIONS, AMONG OTHER USES. AS A RESULT, MANY OF THE BORROWERS INVOLVED IN THESE ACTIVITIES MAY BE HIGHLY LEVERAGED, AND AN INCREASE IN INTEREST RATES MAY IMPAIR THEIR ABILITY TO MEET THEIR OBLIGATIONS UNDER THE LOAN AGREEMENT (OR OTHER BUSINESS OBLIGATIONS). WHILE SUCH LOANS MAKE UP THE BULK OF THE PORTFOLIO, THE FUND MAY INVEST IN OTHER SECURITIES (SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF WHAT THE FUND MAY INVEST IN).

PORTFOLIO HIGHLIGHTS
-------------------------------------------------------------------------------


                            SECURITIES TYPE BREAKDOWN

                               As of Aug. 31, 1999
-----------------------------------------------------------------------------------------------------------------
                    Telecommunications                    12.9%        Real Estate & Insurance               4.1%
                    Automotive                             9.4         Broadcasting                          3.9
                    Health & Education                     8.2         Transportation                        3.7
                    Retail & Grocery Stores                8.2         Chemicals                             3.5
                    Electronics                            7.0         Ecological                            2.7
                    Cash Equivalents and Other             6.6         Aerospace/Defense                     2.3
                    Diversified Manufacturing              6.3         Containers                            2.1
                    Hotels/Leisure/Entertainment           6.0         Consumer Products & Services          1.8
                    Printing and Publishing                5.4         Mining                                1.6
                    Diversified Services                   4.3
-------------------------------------------------------------------------------------------------------------------------
                                                                       Total                               100%
-------------------------------------------------------------------------------------------------------------------------


                                PORTFOLIO QUALITY
                               As of Aug. 31, 1999

                                PORTFOLIO QUALITY
                               As of Aug. 31, 1999
CHART DATA

Non-rated       13.1%
Caa1             0.9%
B3/B-            3.1%
B2/B            10.5%
B1/B+           29.3%
Ba/BB-          29.2%
Ba2/BB           4.2%
Ba1/BB+          3.1%

Cash Equivalents 6.6%


          Portfolio quality based on information from Moody's Investors
                         Service and Standard & Poor's.

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STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1999
(All amounts in thousands)


                                                                             LOAN        MATURITY       PRINCIPAL          MARKET
VARIABLE RATE SENIOR LOAN INTERESTS (A)(B)                                   TYPE            DATE          AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE (2.3%)
Decrane Aircraft Holdings...........................................       Term B        09/30/05         $ 1,990         $ 2,002
Decrane Aircraft Holdings...........................................       Term C        04/30/06             998           1,002
                                                                                                                       ----------
                                                                                                                            3,004
                                                                                                                       ----------
AUTOMOTIVE (9.4%)
American Bumper.....................................................       Term B        05/30/06           2,000           2,006
Blackstone Capital Co...............................................       Term          11/28/00           1,514           1,511
Blackstone Wasserstein Holdings.....................................       Term          11/28/00           1,486           1,483
J.L. French Automotive..............................................       Term B        10/08/05           1,579           1,590
Key Plastics, Inc. .................................................       Term B        12/31/05           1,496           1,498
Stoneridge, Inc.....................................................       Term B        12/30/05           1,990           2,003
Venture Holdings Trust..............................................       Term B        06/20/05           2,000           1,999
                                                                                                                       ----------
                                                                                                                           12,090
                                                                                                                       ----------
BROADCASTING (3.9%)
Comcorp Broadcasting, Inc...........................................       Term B        06/30/07           1,500           1,500
RCN Corp. ..........................................................       Term B        04/29/07           2,000           2,006
White Knight Broadcasting...........................................       Term B        06/30/07           1,500           1,500
                                                                                                                       ----------
                                                                                                                            5,006
                                                                                                                       ----------
BUILDING & REAL ESTATE (2.6%)
Juno Lighting.......................................................       Term B        05/01/06           1,400           1,400
Pebble Beach Co. ...................................................       Term B        06/30/06             945             946
Prison Realty Trust.................................................       Term C        12/31/02           1,000           1,001
                                                                                                                       ----------
                                                                                                                            3,347
                                                                                                                       ----------
CARGO TRANSPORT (1.7%)
Evergreen International Aviation....................................       Term B-1      05/19/03           1,000           1,000
Gemini Air..........................................................       Term A        12/31/02           1,000             999
Transportation Technology...........................................       Term B        04/29/05             200             201
                                                                                                                       ----------
                                                                                                                            2,200
                                                                                                                       ----------
CHEMICALS, PLASTICS AND RUBBER (3.5%)
Huntsman Chemicals..................................................       Term B        06/30/07             500             501
Huntsman Chemicals..................................................       Term C        06/30/08             500             501
Lyondell Petrochemical Co...........................................       Term E        05/20/06           3,491           3,515
                                                                                                                       ----------
                                                                                                                            4,517
                                                                                                                       ----------
CONTAINERS, PACKAGING AND GLASS (2.1%)
Stone Container ....................................................       Term E        10/01/03           2,726           2,732
                                                                                                                       ----------

DIVERSIFIED MANUFACTURING (6.3%)
Freedom Forge Corp. ................................................       Term          12/31/04           1,098           1,099
General Cable Corp. ................................................       Term B        05/30/06           1,000           1,004
SPX Corp. ..........................................................       Term A        10/06/04           1,979           1,981
Superior Telecom, Inc. .............................................       Term B        11/27/05           1,967           1,982
Thermadyne Holdings Corp. ..........................................       Term B        05/22/06             995             997
Thermadyne Holdings Corp. ..........................................       Term C        05/22/05             995             997
                                                                                                                       ----------
                                                                                                                            8,060
                                                                                                                       ----------
DIVERSIFIED SERVICES (4.3%)
Building One Service Corp. .........................................       Term A        04/30/04           1,995           1,993
Concentra Managed Care..............................................       Term B        06/30/06             667             671
Concentra Managed Care..............................................       Term C        06/30/07             333             336
Enterprise Profit Solutions.........................................       Term A        09/01/01             979             982
URS Corp. ..........................................................       Term B        06/18/06             750             751
URS Corp............................................................       Term C        06/18/07             750             751
                                                                                                                       ----------
                                                                                                                            5,484
                                                                                                                       ----------

                                       6

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
-------------------------------------------------------------------------------


                                                                             LOAN        MATURITY       PRINCIPAL          MARKET
                                                                             TYPE            DATE          AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------

ECOLOGICAL (2.7%)
Allied Waste .......................................................       Term B        07/21/06          $  682         $   677
Allied Waste .......................................................       Term C        07/21/07             818             812
Environmental Systems Products Holdings.............................       Term B        09/30/05           1,990           2,000
                                                                                                                       ----------
                                                                                                                            3,489
                                                                                                                       ----------
ELECTRONICS (7.0%)
Bridge Information Systems..........................................       Revolver      05/29/03           1,932           1,927
Bridge Information Systems..........................................       Term B        05/29/05           1,000           1,001
Integrated Circuit Systems..........................................       Term B        06/30/07           3,000           2,993
Intersil Corp.......................................................       Term          06/30/05           1,000           1,004
Knowles Electronics, Inc. ..........................................       Term B        06/29/07           1,000           1,000
Semiconductor Components............................................       Term B        07/31/06             481             483
Semiconductor Components............................................       Term C        07/31/07             519             520
                                                                                                                       ----------
                                                                                                                            8,928
                                                                                                                       ----------
GROCERY (2.0%)
Big V Supermarkets..................................................       Term B        08/10/03           2,488           2,501
                                                                                                                       ----------

HEALTH, EDUCATION AND CHILDCARE (8.2%)
Alliance Imaging, Inc. .............................................       Term D        12/18/04           2,000           2,003
Columbia-Healthone LLC..............................................       Term B        07/21/05           1,993           1,998
Dade Behring........................................................       Term B        06/30/07             500             502
Dade Behring........................................................       Term C        06/30/06             500             502
King Pharmaceutical, Inc. ..........................................       Term B        12/18/06           1,990           2,006
Quest Diagnostics...................................................       Term B        03/22/06             520             522
Quest Diagnostics...................................................       Term C        03/22/07             480             482
Stryker Corp. ......................................................       Term B        12/04/05             805             806
Stryker Corp. ......................................................       Term C        12/04/06           1,683           1,686
                                                                                                                       ----------
                                                                                                                           10,507
                                                                                                                       ----------
HOME AND OFFICE FURNITURE (0.3%)
Simmons Co. ........................................................       Term B        09/30/05             424             425
                                                                                                                       ----------

HOTELS (3.1%)
Starwood Hotels and Resorts.........................................       Bridge        02/23/03           3,000           3,002
Wyndham International...............................................       Term B        03/31/03           1,000           1,000
                                                                                                                       ----------
                                                                                                                            4,002
                                                                                                                       ----------
INSURANCE (1.5%)
Willis Corroon Group PLC............................................       Term C        11/19/06             970             974
Willis Corroon Group PLC............................................       Term D        11/19/07             970             974
                                                                                                                       ----------
                                                                                                                            1,948
                                                                                                                       ----------
LEISURE/AMUSEMENT/MOTION PICTURE/ENTERTAINMENT (2.9%)
AMF Bowling Group...................................................       Term A        03/31/01             129             122
AMF Bowling Group...................................................       Axel A        03/31/03           1,283           1,258
AMF Bowling Group...................................................       Axel B        03/31/04             633             623
United Artists Theatre Co. .........................................       Term B        04/21/06             829             718
United Artists Theatre Co. .........................................       Term C        04/21/07           1,143             991
                                                                                                                       ----------
                                                                                                                            3,712
                                                                                                                       ----------
MINING/STEEL/IRON/METALS (1.6%)
Ispat Inland, Inc...................................................       Term B        07/16/05             995             989
Ispat Inland, Inc...................................................       Term C        07/16/06             995             989
                                                                                                                       ----------
                                                                                                                            1,978
                                                                                                                       ----------
                                       7


STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
-------------------------------------------------------------------------------

                                                                             LOAN        MATURITY       PRINCIPAL          MARKET
                                                                             TYPE            DATE          AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------

PERSONAL/FOOD/MISCELLANEOUS SERVICES (1.5%)
American Safety Razor...............................................       Term B        01/31/05          $  475          $  476
Rent-A-Center, Inc..................................................       Term B        01/31/06             655             654
Rent-A-Center, Inc..................................................       Term C        01/31/07             800             800
                                                                                                                       ----------
                                                                                                                            1,930
                                                                                                                       ----------
PERSONAL TRANSPORTATION (2.0%)
Avis Rent-A-Car.....................................................       Term B        06/08/06             500             498
Avis Rent-A-Car.....................................................       Term C        06/08/07             500             498
Motor Coach Industries..............................................       Term B        06/16/06           1,500           1,502
                                                                                                                       ----------
                                                                                                                            2,498
                                                                                                                       ----------
PRINTING, PUBLISHING AND BROADCASTING (5.4%)
American Media, Inc.................................................       Term B        04/01/07           3,000           3,005
Bear Island Paper...................................................       Term          12/31/05             985             985
DIMAC Corp. ........................................................       Term B        06/30/06             571             556
DIMAC Corp. ........................................................       Term C        12/30/06             429             417
PEI Holdings, Inc. .................................................       Term B        02/26/06           2,000           2,013
                                                                                                                       ----------
                                                                                                                            6,976
                                                                                                                       ----------
RETAIL STORES (6.2%)
Duane Reade.........................................................       Term C        02/15/06           2,985           2,983
Pantry, Inc.........................................................       Term B        01/22/06           1,990           2,000
Quality Stores......................................................       Term B        04/30/06           2,989           2,992
                                                                                                                       ----------
                                                                                                                            7,975
                                                                                                                       ----------
TELECOMMUNICATIONS (12.9%)
Alec Acquisition Corp...............................................       Term B        11/04/07           1,579           1,585
Alec Acquisition Corp...............................................       Term C        05/14/08           1,421           1,426
American Wireless Corp. ............................................       Term B        06/04/07             499             496
American Wireless Corp. ............................................       Term C        12/04/07             499             496
Centennial Cellular.................................................       Term B        05/31/07             993           1,000
Centennial Cellular.................................................       Term C        11/30/07             993           1,000
Dobson Communications Corp. ........................................       Term B        12/31/08           1,000           1,005
Dobson Communications Corp. ........................................       Term C        12/31/08           1,000           1,005
ICG Communications, Inc. ...........................................       Term B        02/28/06           1,000           1,002
KMC Telecom, Inc....................................................       Term          06/09/07           2,000           2,004
Nextel Partners, Inc................................................       Term          01/30/08           2,500           2,519
Omnipoint Corp......................................................       Term A        02/23/06           2,208           2,205
Omnipoint Corp......................................................       Term B        02/23/06             786             785
                                                                                                                       ----------
                                                                                                                           16,528
                                                                                                                       ----------

                                       8

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY (LLC)
-------------------------------------------------------------------------------




                                                                                                                           MARKET
                                                                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS (93.4%)
(Cost $119,560).....................................................                                                     $119,837
                                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (6.1%)
American Home Products ($2,500,000 par, 5.53%, maturing 09/01/99)...                                                        2,500
Baxter International ($3,000,000 par, 5.60%, maturing 09/01/99).....                                                        3,000
Baxter International ($300,000 par, 5.65%, maturing 09/01/99).......                                                          300
Dow Chemical ($2,000,000 par, 5.52%, maturing 09/01/99).............                                                        2,000
                                                                                                                       ----------
                                                                                                                            7,800
                                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,800).......................................................                                                        7,800
                                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.5%)
(Cost $127,360)(c)..................................................                                                      127,637
OTHER ASSETS, LESS LIABILITIES (0.5%)...............................                                                          656
                                                                                                                       ----------
NET ASSETS (100%) ..................................................                                                     $128,293
                                                                                                                       ==========


-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

(a)Senior Loans in the portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the portfolio may occur. As a result, the economic maturity of Senior Loans held in the portfolio may be substantially less than the stated maturities shown. Although the Advisor is unable to accurately estimate the actual remaining maturity of individual
   Senior Loans, based on historical experience, the Advisor believes that the economic maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.
(b)Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate
   (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(c)At August 31, 1999, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized appreciation was $277, consisting of gross unrealized appreciation of $659 and gross unrealized depreciation of $382.


See accompanying Notes to Financial Statements.

                                       9

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999
(All amounts in thousands)




ASSETS
Investments, at market value (cost $127,360)....................................................................         $127,637
Interest and fees receivable....................................................................................              953
Receivable for investments sold.................................................................................               34
Cash............................................................................................................               11
                                                                                                                      -----------
   Total Assets.................................................................................................          128,635
                                                                                                                      -----------

LIABILITIES
Deferred facility fees..........................................................................................              263
Payable to Advisor..............................................................................................               59
Other liabilities...............................................................................................               20
                                                                                                                      -----------
   Total Liabilities............................................................................................              342
                                                                                                                      -----------

   Net assets applicable to investors' beneficial  interest.....................................................         $128,293
                                                                                                                      ===========


See accompanying Notes to Financial Statements.

                                       10

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 1999*
(All amounts in thousands)




INVESTMENT INCOME
Interest........................................................................................................           $4,691
Fee income......................................................................................................              102
Other income....................................................................................................               21
                                                                                                                        ---------
   Total investment income......................................................................................            4,814
                                                                                                                        ---------

EXPENSES
Management fees.................................................................................................              441
Audit & legal fees..............................................................................................               17
Accounting fees.................................................................................................               18
Transfer agent fees.............................................................................................                4
Custodian & other fees..........................................................................................               60
                                                                                                                        ---------
   Total expenses...............................................................................................              540
                                                                                                                        ---------
   Net investment income........................................................................................            4,274
                                                                                                                        ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments................................................................................               38
Net change in unrealized appreciation or depreciation
   on investments...............................................................................................              277
                                                                                                                        ---------
   Net gain on investments......................................................................................              315
                                                                                                                        ---------

   Net increase in net assets resulting from operations.........................................................           $4,589
                                                                                                                        =========


*From commencement of operations on December 17, 1998.


See accompanying Notes to Financial Statements.

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED AUGUST 31, 1999*
(All amounts in thousands)




OPERATIONS
Net investment income...........................................................................................          $ 4,274
Net realized gain on investments................................................................................               38
Net change in unrealized appreciation or depreciation on investments............................................              277
                                                                                                                       ----------
   Net increase in net assets resulting from operations.........................................................            4,589
                                                                                                                       ----------


TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................................................................................          124,223
Withdrawals.....................................................................................................             (519)
                                                                                                                       ----------
Net increase from transactions in investors' beneficial interest................................................          123,704
                                                                                                                       ----------
Net increase in net assets......................................................................................          128,293
                                                                                                                       ----------

NET ASSETS
Beginning of period.............................................................................................               --
                                                                                                                       ----------
End of period...................................................................................................         $128,293
                                                                                                                       ==========


*From commencement of operations on December 17, 1998.


See accompanying Notes to Financial Statements

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
--------------------------------------------------------------------------------



STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED AUGUST 31, 1999*
(All amounts in thousands)




CASH PROVIDED (USED) BY FINANCING ACTIVITIES
Proceeds from capital contributions.............................................................................         $124,223
Payments for capital withdrawals................................................................................             (519)
                                                                                                                      -----------
                                                                                                                          123,704
                                                                                                                      -----------

CASH PROVIDED (USED) BY OPERATIONS
Purchases of loan interests.....................................................................................         (132,362)
Proceeds from sales of loan interests...........................................................................           12,840
Net purchases of short-term portfolio securities................................................................           (7,800)
Interest, fees and other income received........................................................................            4,814
Operating expenses paid.........................................................................................             (540)
Net change in receivables/payables related
   to operations................................................................................................             (645)
                                                                                                                      -----------
                                                                                                                         (123,693)
                                                                                                                      -----------

Net increase (decrease) in cash.................................................................................               11
Cash, beginning of period.......................................................................................               --
                                                                                                                      -----------
Cash, end of period.............................................................................................        $      11
                                                                                                                      ===========


* From commencement of operations on December 17, 1998.

See accompanying Notes to Financial Statements

                                       13

STEIN ROE FLOATING RATE INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999
(All amounts in thousands, except per-share data)


ASSETS
Investment in Stein Roe Floating Rate LLC, at value.............................................................        $     845
Expense reimbursement due from Advisor..........................................................................               57
Other Assets....................................................................................................               20
                                                                                                                        ---------
   Total Assets.................................................................................................              922
                                                                                                                        ---------

LIABILITIES
Payable to Advisor..............................................................................................               27
Distributions payable to shareholders...........................................................................                2
                                                                                                                        ---------
   Total Liabilities............................................................................................               29
                                                                                                                        ---------

   Net Assets...................................................................................................        $     893
                                                                                                                        =========

ANALYSIS OF NET ASSETS
Paid-in capital.................................................................................................        $     892
Net unrealized appreciation on investments......................................................................                1
                                                                                                                        ---------
   Net Assets...................................................................................................        $     893
                                                                                                                        =========

Shares outstanding (unlimited number authorized)................................................................               89
                                                                                                                        =========

Net asset value per share.......................................................................................        $   10.07
                                                                                                                        =========

See accompanying Notes to Financial Statements.

                                       14

STEIN ROE FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 1999*
(All amounts in thousands)



INVESTMENT INCOME
Interest allocated from Stein Roe Floating Rate LLC ............................................................       $       35
Fees allocated from Stein Roe Floating Rate LLC ................................................................              (a)
                                                                                                                        ---------
   Total investment income allocated from Stein Roe Floating Rate LLC...........................................               35
                                                                                                                        ---------

EXPENSES
Administrative fees...........................................................................       $         1
Expenses allocated from Stein Roe Floating Rate LLC ..........................................                 4
SEC and state registration fees...............................................................                 8
Accounting fees...............................................................................                18
Audit & legal fees............................................................................                35
Transfer agent fees...........................................................................                10
Trustee fees..................................................................................                 8
Organization expenses.........................................................................               152
Custodian & other fees........................................................................                 3
                                                                                                       ---------
   Total expenses.............................................................................               239
   Expense reimbursement from Advisor.........................................................              (234)
                                                                                                       ---------
      Net expenses..............................................................................................                5
                                                                                                                        ---------
   Net investment income........................................................................................               30
                                                                                                                        ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM STEIN ROE FLOATING RATE LLC
Net realized gain (loss) on investments ......................................................                --
Net change in unrealized appreciation or depreciation
   on investments.............................................................................                 1
                                                                                                       ---------
   Net gain on investments......................................................................................                1
                                                                                                                        ---------

   Net increase in net assets resulting from operations.........................................................        $      31
                                                                                                                        =========




*From commencement of operations on December 17, 1998.

(a) Rounds to less than one.

See accompanying Notes to Financial Statements.

                                       15

STEIN ROE FLOATING RATE INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED AUGUST 31, 1999*
(All amounts in thousands)

OPERATIONS
Net investment income...........................................................................................         $     30
Net realized gain (loss) on investments allocated from Stein Roe Floating Rate LLC..............................              (a)
Change in unrealized appreciation or depreciation on investments allocated from Stein Roe Floating Rate LLC.....                1
                                                                                                                        ---------
   Net increase in net assets resulting from operations.........................................................               31
                                                                                                                        ---------

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income........................................................................              (30)
In excess of net investment income..............................................................................              (a)
                                                                                                                        ---------

                                                                                                                              (30)
                                                                                                                        ---------

SHARE TRANSACTIONS
Subscriptions to fund shares....................................................................................              912
Value of distributions reinvested...............................................................................               23
Redemption of fund shares.......................................................................................              (43)
                                                                                                                        ---------
   Net increase from share transactions.........................................................................              892
                                                                                                                        ---------
   Net increase in net assets...................................................................................              893

NET ASSETS
Beginning of period.............................................................................................               --
                                                                                                                        ---------
End of period...................................................................................................        $     893
                                                                                                                        =========


Undistributed (overdistributed) net investment income
   at end of period.............................................................................................      $       (a)
                                                                                                                        ---------

ANALYSIS OF CHANGES IN SHARES OF
   BENEFICIAL INTEREST
Subscriptions to fund shares....................................................................................               91
Issued in reinvestment of distributions.........................................................................                2
Redemptions of fund shares......................................................................................               (4)
                                                                                                                        ---------
   Net increase in fund shares..................................................................................               89
Shares outstanding at beginning of period.......................................................................               --
                                                                                                                        ---------
Shares outstanding at end of period.............................................................................               89
                                                                                                                        =========


*From commencement of operations on December 17, 1998.

(a) Rounds to less than one.

See accompanying Notes to Financial Statements.

                                       16

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(ALL AMOUNTS IN THOUSANDS)


NOTE 1. ORGANIZATION
Stein Roe Floating Rate Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital.
    The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio commenced operations on December 17, 1998. At commencement, the Fund contributed $100 in cash in exchange for beneficial ownership of the Portfolio. At December 17, 1998, Stein Roe Institutional Floating Rate Income Fund also contributed cash of $100. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At August 31, 1999, Stein Roe Floating Rate Income Fund and Stein Roe Institutional Floating Rate Income Fund owned 0.7% and 99.3%, respectively, of the Portfolio.

-------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

SECURITY VALUATIONS
All securities are valued as of August 31, 1999. The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior Loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, Senior Loans will be valued by Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), on behalf of the Porfolio at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period, and maturity of such Senior Loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security. Realized gains and losses from investment transactions are reported on an identified cost basis.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared by the Fund and recorded each business day and are paid monthly. Capital gains distributions, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTES TO FINANCIAL STATEMENTS CONTINUED
-------------------------------------------------------------------------------

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio pays a monthly management fee to the Advisor and the Fund pays a monthly administrative fee to the Advisor, for its services as investment advisor and manager, respectively.
    The management fee for the Portfolio is computed at
an annual rate of 0.45% of the Portfolio's average daily net assets. The administrative fee for the Fund is computed at an annual rate of 0.20% of the Fund's average daily net assets. The Advisor has agreed to reimburse the Fund to the extent that its annual expenses, including expenses allocated from the Portfolio, exceed 1.30% of average daily net assets. Through August 3, 1999, the management fee for the Portfolio was 0.85% of the Portfolio's average net assets. For the Fund, the administrative fee was 0.25% annually of the Fund's average daily net assets.
    The Advisor also provides fund accounting services.
    Transfer agent fees are paid to Liberty Funds Services, Inc., a direct, wholly-owned subsidiary of Liberty Financial Companies.
    Certain officers and trustees of the Fund and the Portfolio are also officers of the Advisor. The compensation of trustees not affiliated with the Fund and the Portfolio for the period ended August 31, 1999, was $8 and $9, respectively. No remuneration was paid to any other trustee or officer of the Fund.
-------------------------------------------------------------------------------
NOTE 5. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the period ended August 31, 1999 were $132,362 and $12,840, respectively.
-------------------------------------------------------------------------------
NOTE 6. TENDER OF SHARES
The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of March, June, September and December, each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the period ended August 31, 1999, there was one tender offer in June. The Fund offered to repurchase 5.0% of its shares for repurchase and 4.88% of shares outstanding were tendered.

NOTES TO FINANCIAL STATEMENTS CONTINUED
-------------------------------------------------------------------------------

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS
The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.
    At August 31, 1999, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.
                                         PRINCIPAL
SELLING PARTICIPANT                        AMOUNT     VALUE
-------------------                       -------    ------
Goldman Sachs Credit Partners LP          $5,389     $5,370

    The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.
-------------------------------------------------------------------------------
CHANGE IN INDEPENDENT ACCOUNTANTS
Based on the recommendation of the Audit Committee of the Stein Roe Floating Rate Fund and the Stein Roe Floating Rate Limited Liability Company on June 18, 1999, the Board of Trustees determined not to retain Ernst & Young LLP (E&Y) as the independent accountants of the Fund and the Portfolio, and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended August 31, 1999. During the most recent fiscal year, E&Y's audit report contained no adverse opinion or disclaimer of opinion; nor was its report qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audit through June 18, 1999, there were no disagreements between the Fund, the Portfolio and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

STEIN ROE FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.

                                                                                                                          PERIOD
                                                                                                                           ENDED
                                                                                                                       AUGUST 31,
                                                                                                                            1999*
                                                                                                                   --------------
NET ASSET VALUE, BEGINNING OF PERIOD ...............................................................                      $ 10.00
                                                                                                                   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income............................................................................                         0.47
   Net realized and unrealized gain on investments allocated from Stein Roe Floating Rate LLC.......                         0.07
                                                                                                                   --------------
      Total from investment operations..............................................................                         0.54
                                                                                                                   --------------
DISTRIBUTIONS
   Net investment income............................................................................                       (0.47)
   In excess of net investment income...............................................................                          (a)
                                                                                                                   --------------
      Total distributions...........................................................................                       (0.47)
                                                                                                                   --------------
NET ASSET VALUE, END OF PERIOD......................................................................                     $ 10.07
                                                                                                                   ==============
Ratio of net expenses to average net assets (b)(c)(d)...............................................                        1.30%
Ratio of net investment income to average net assets (c)(d).........................................                        7.10%
Total return (e)(f).................................................................................                        5.43%
Net assets, end of period (000's)...................................................................                      $  893


* From commencement of operations on December 17, 1998

(a)Rounds to less than $0.01.
(b)If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Advisor, this ratio would have been 56.79%.
(c)Computed giving effect to the Advisor's expense limitation undertaking.
(d)Annualized.
(e)Not annualized.
(f)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

--------------------------------------------------------------------------------
STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY



                                                                         PERIOD
                                                                          ENDED
                                                                     AUGUST 31,
RATIOS TO AVERAGE NET ASSETS                                              1999*
--------------------------------                                 --------------
Expenses......................................................          0.96%(a)
Net investment income.........................................          7.59%(a)
Portfolio turnover............................................            17%


*From commencement of operations on December 17, 1998.

(a) Annualized.


See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and the Shareholders of.
Stein Roe Floating Rate Income Fund
Stein Roe Floating Rate Limited Liability Company
To the Trustees and the Shareholders of

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights present fairly, in all material respects, the financial positions of Stein Roe Floating Rate Income Fund (the "Fund") and the Stein Roe Floating Rate Limited Liability Company (the "Portfolio") at August 31, 1999, the results of their operations, the changes in their net assets and their financial highlights, and the Portfolio's cash flows for the period from December 17, 1998 (commencement of operations) to August 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 1999 by correspondence with the custodian and selling or agent banks, provide a reasonable basis for the opinion expressed above.






PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 1999

GLOSSARY
-------------------------------------------------------------------------------

SENIOR SECURED FLOATING RATE LOANS
Senior secured floating rate loans are commercial loans made by groups of large domestic banks - referred to as syndicates - to corporations. They provide investors with a senior claim on a borrower's assets and are backed by collateral pledged to secure repayment of the loan.

LONDON INTERBANK OFFERED RATE (LIBOR)
The rate that most creditworthy international banks dealing in Eurodollars charge each other for loans. The LIBOR rate is usually the base for other large Eurodollar loans to less creditworthy corporate and government borrowers.

FLOATING RATE LOANS
Floating rate loans pay interest at a variable rate that adjusts up and down with interest rate changes. Interest on loans invested in by this Fund carry rates that are normally reset every three to six months, at a margin over LIBOR.

NON-INVESTMENT GRADE LOANS
Loans made to borrowers with corporate credit ratings of less than BBB or Baa. Like junk bonds, non-investment grade loans offer investors higher-than-average income potential to compensate for the risks associated with their lower credit quality and greater likelihood of default.

STEIN ROE FLOATING RATE INCOME FUND
-------------------------------------------------------------------------------


TRUSTEES
THOMAS W. BUTCH
PRESIDENT, MUTUAL FUND DIVISION AND DIRECTOR,
  STEIN ROE & FARNHAM INCORPORATED
WILLIAM W. BOYD
CHAIRMAN AND DIRECTOR, STERLING PLUMBING GROUP INC.
LINDSAY COOK
SENIOR VICE PRESIDENT, LIBERTY FINANCIAL COMPANIES, INC.
DOUGLAS A. HACKER
SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER, UNITED AIRLINES
JANET LANGFORD KELLY
VICE PRESIDENT-CORPORATE DEVELOPMENT, GENERAL COUNSEL AND SECRETARY, KELLOGG CO. CHARLES R. NELSON
VAN VOORHIS PROFESSOR OF POLITICAL ECONOMY, UNIVERSITY OF WASHINGTON
THOMAS C. THEOBALD
MANAGING PARTNER, WILLIAM BLAIR CAPITAL PARTNERS



OFFICERS
THOMAS W. BUTCH, PRESIDENT
WILLIAM D. ANDREWS, EXECUTIVE VICE PRESIDENT
LOREN A. HANSEN, EXECUTIVE VICE PRESIDENT
KEVIN M. CAROME, EXECUTIVE VICE PRESIDENT,
  ASSISTANT SECRETARY
GARY A. ANETSBERGER, SENIOR VICE PRESIDENT, TREASURER
J. KEVIN CONNAUGHTON, VICE PRESIDENT
TIMOTHY J. JACOBY, VICE PRESIDENT
GAIL D. KNUDSEN, VICE PRESIDENT
BRIAN W. GOOD, VICE PRESIDENT
JAMES R. FELLOWS, VICE PRESIDENT
NICOLETTE D. PARRISH, VICE PRESIDENT, ASSISTANT SECRETARY
HEIDI J. WALTER, VICE PRESIDENT, SECRETARY
JANET B. RYSZ, ASSISTANT SECRETARY

AGENTS AND ADVISORS
STEIN ROE & FARNHAM INCORPORATED
INVESTMENT ADVISOR
STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
LIBERTY FUNDS SERVICES, INC.
TRANSFER AGENT
BELL, BOYD & LLOYD
LEGAL COUNSEL TO THE FUND
PRICEWATERHOUSECOOPERS LLP
INDEPENDENT ACCOUNTANTS

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THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
      Cash Reserves Fund
      Municipal Money Market Fund
      Intermediate Municipals Fund
      Managed Municipals Fund
      High-Yield Municipals Fund
      Intermediate Bond Fund
      Income Fund
      High Yield Fund


EQUITY FUNDS
      Balanced Fund
      Growth & Income Fund
      Disciplined Stock Fund
      Growth Stock Fund
      Growth Investor Fund
      Young Investor Fund
      Large Company Focus Fund
      Midcap Growth Fund
      Capital Opportunities Fund
      International Fund
      Small  Company Growth Fund



                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                      Financial Advisors call: 800-322-0593
                         Shareholders call: 800-338-2550
                                www.steinroe.com



                         Liberty Funds Distributor, Inc.


                                                                    IFR11A 10/99